Document and Entity Information	0 Months Ended
Jan. 03, 2014
Risk/Return:
Document Type	Other
Document Period End Date	Jan. 03, 2014
Registrant Name	FORUM FUNDS
Central Index Key	0000315774
Amendment Flag	false
Document Creation Date	Jan. 03, 2014
Document Effective Date	Jan. 03, 2014
Prospectus Date	Aug. 01, 2013